Contractual Liabilities - Schedule of Contractual Long-Term liability Fair Values (Details) $ in Thousands	Jun. 30, 2026 MXN ($)
Disclosure Of Debt [Line Items]
Long-term contractual liabilities, gross	$ 251,671,874
Net accrued interest	3,716,139
Total Contractual liabilities	$ 255,388,013
1st. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities, gross	$ 3,020,383
2nd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities, gross	$ 26,979,280
3rd. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities, gross	$ 2,515,517
4th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.85
Long-term contractual liabilities, gross	$ 37,799,001
5th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 29,793,236
6th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 91,902,792
7th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 28,077,779
8th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 10,959,811
9th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 16,952,093
10th. Group
Disclosure Of Debt [Line Items]
Interest rate spread	1.8
Long-term contractual liabilities, gross	$ 3,671,982